FAIR VALUE	6 Months Ended
Jun. 30, 2012
FAIR VALUE
FAIR VALUE

7. FAIR VALUE

  Measured on recurring basis

  The Group's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 include foreign currency exchange forward contracts based on Level 2 inputs, the contingent consideration payables in connection with business acquisitions consummated from 2010 to 2012 based on Level 3 inputs. There were no transfers between categories for the periods presented.

  The following table summarizes the Group's financial assets (liabilities) measured at fair value on recurring basis.

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2011	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(18,552)	—	—	(18,552)
Forward contract	26	—	26	—

Total	(18,526)	—	26	(18,552)

		Fair Value Measurement at Reporting Date Using
Description	June 30, 2012	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(22,269)	—	—	(22,269)
Forward contract	(18)	—	(18)	—

Total	(22,287)	—	(18)	(22,269)

  Contingent consideration

  The Group estimates and records the acquisition date estimated fair value of contingent consideration as part of purchase price consideration for acquisitions. The Group measures the fair value of the contingent considerations using the 'income approach' valuation method. Additionally, each reporting period, the Group estimates changes in the fair value of contingent consideration, and any change in fair value is recognized in the Consolidated Statement of Operations.

  An increase in the earn-out expected to be paid will result in a charge to operations in the quarter that the anticipated fair value of contingent consideration increases, while a decrease in the earn-out expected to be paid will result in a credit to operations in the period that the anticipated fair value of contingent consideration decreases. The estimate of the fair value of contingent consideration requires subjective assumptions to be made of future operating results, discount rates, and probabilities assigned to various potential operating result scenarios. Future revisions to these assumptions could materially change the estimate of the fair value of contingent consideration and, therefore, materially affect the Group's future financial results.

  The fair value measurement of the contingent consideration encompasses the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated contingent consideration payments	$22,269
Discount rate	5.75%-11.7%
Timing of earn-out payments	0.75-2.83 years

  The following table summarizes the movement of the balances of the Group's financial (liabilities) measured at fair value on a recurring basis based on Level 3 inputs:

Amounts
Balance as of January 1, 2012	(18,552)
Initial recognition of contingent consideration in connection with business acquisitions	(9,509)
Change in fair value of contingent considerations	346
Settlement of contingent consideration	5,452
Exchange difference	(6)

Balance as of June 30, 2012	(22,269)

  Measured on non-recurring basis

  The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.